Commitments and Contingencies - Schedule of Minimum Future Rental Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum future rental payments under operating leases
2019	$ 1,037
2020	1,457
2021	1,323
2022	810
2023	810
Thereafter	5,358
Total minimum future payments	$ 10,795